Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Cost of inventories recognized as expense during period	$ 14,285	$ 15,664	$ 12,856
Refined Product [Member]
Disclosure of inventories [line items]
Inventory write-down	$ 25	$ 47